Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [Abstract]
Schedule of Transactions with Related Parties
	2024	2025
	RMB’000	RMB’000
Depreciation, interest expense and building rental
- A related company	1,915	1,560

Schedule of Balances with Related Parties
	2024	2025
	RMB’000	RMB’000
Current (Note i)
Amounts due from related parties
Amounts due from related companies	1,500	1,000
Amounts due from non-controlling interests	656	656
	2,156	1,656

Schedule of Key Management Compensation
	2024	2025
	RMB’000	RMB’000
Basic salaries and bonus	13,907	13,446
Pension costs - defined contribution plans	246	276
	14,153	13,722

Schedule of Personal Guarantees and Corporate Guarantee from Related Company
	2024	2025
	RMB’000	RMB’000
Bank borrowings of the Group secured by personal guarantees from Ms. Wu Binhua	61,781	94,398